Income Taxes - Schedule of Components Of The Provision For Income Taxes (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current	$ 0
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Current		$ 0	$ 0
Deferred		0	0
Total provision (benefit) for income taxes		$ 0	$ 0